Cover	May 16, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	SHAPEWAYS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39092
Entity Tax Identification Number	87-2876494
Entity Address, Address Line One	30-02 48th Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	646
Local Phone Number	979-9885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001784851
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $.001
Trading Symbol	SHPW
Security Exchange Name	NYSE
Common Stock Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	SHPW WS
Security Exchange Name	NYSE